Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible Assets

12. Intangible assets

	Concession right	Transmission lines and electrical substations for wind farms	Turbogas and turbosteam supply agreements for thermal station Brigadier López	Total
	ARS 000	ARS 000	ARS 000	ARS 000

Cost

01-01-2022	151,577,773	12,369,145	75,967,699	239,914,617
Transfers	-	14,723	-	14,723	(1)
12-31-2022	151,577,773	12,383,868	75,967,699	239,929,340

Transfers	-	-	-	-
12-31-2023	151,577,773	12,383,868	75,967,699	239,929,340

Amortization and impairment

01-01-2022	138,938,117	2,199,490	62,140,816	203,278,423
Amortization for the year	6,319,828	619,504	5,394,826	12,334,158
Impairment	-	104,307	-	104,307
12-31-2022	145,257,945	2,923,301	67,535,642	215,716,888

Amortization for the year	5,529,849	615,515	-	6,145,364
(Impairment reversal) / Impairment	-	(98,394)	2,209,412	2,111,018
12-31-2023	150,787,794	3,440,422	69,745,054	223,973,270

Net book value

12-31-2022	6,319,828	9,460,567	8,432,057	24,212,452
12-31-2023	789,979	8,943,446	6,222,645	15,956,070

(1)	Transferred from property, plant and equipment. See below.

Concession right of Piedra del Águila hydroelectric power plant

Includes the amounts paid as consideration for rights relating to the concession of Piedra del Águila hydroelectric power plant awarded by the Argentine government for a 30-year term, from the date of taking possession of such hydroelectric complex. The concession term terminated on December 29, 2023 and it was extended until June 28, 2024 (see Note 1.2.m).

For a concession arrangement to fall within the scope of IFRIC 12, usage of the infrastructure must be controlled by the concession grantor. This requirement is met when the following two conditions are met:

–	the grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

–	the grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

Upon Resolution 95 passed by Argentine government the Company´s concession right of Piedra del Águila hydroelectric power plant met both conditions above.

The main features of the concession contract are as follows:

Control and regulation of prices by concession grantor: Pricing schedule approved by grantor;

Remuneration paid by: CAMMESA;

Grant or guarantee from concession grantor: None;

Residual value: Infrastructure returned to grantor for no consideration at end of concession;

Concession end date: June 28, 2024 (see Note 1.2.m);

IFRIC 12 accounting model: Intangible asset.

Fees and royalties: the Intergovernmental Basin Authority is entitled to a fee of 2.5% of the plant’s revenues, and the provinces of Rio Negro and Neuquén are entitled to royalties of 12% of such revenues. For the years ended December 31, 2023, 2022 and 2021, the fees and royalties amounted 4,036,400, 2,303,666 and 2,334,782, respectively and they were shown in operating expenses in the consolidated statement of income.

Contractual capital investment obligations and obligations relating to maintenance expenditure on infrastructure under concession are not significant.

Transmission lines of wind farms Achiras, La Castellana, La Genoveva, La Genoveva II and Manque

The Group finished the construction of wind farms La Castellana, Achiras, La Genoveva, La Genoveva II and Manque, whereby the Group agreed to build high and medium tension lines and the electrical substation to connect the wind farms to Sistema Argentino de Interconexión ("SADI"), a part of which were given to the companies transporting the energy; therefore, such companies are in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for the works related to the construction of the described equipments.

Turbogas and turbosteam supply agreements for Brigadier Lopez thermoelectric power plant

During fiscal year 2019, as a result of the business combination related to the acquisition of Brigadier Lopez thermoelectric power plant, the Group recognized an intangible asset related to turbogas and turbosteam supply agreements entered into with CAMMESA regarding Brigadier Lopez thermoelectric power plant.